Exploration and evaluation expenditure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exploration And Evaluation Expenditures [Line Items]
Proceeds from disposal of exploration and evaluation assets	$ 213	$ 0	$ 88
Expenditure in the year (inclusive of net cash proceeds of nil (2023: US$88 million; 2022: US$1 million) on disposal of undeveloped projects)	(698)	(1,337)	(1,684)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	(20)	(15)	(17)
Amount capitalised during the year	141	416	471
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects) per income statement	(577)	(936)	(1,230)
exploration and evaluation expenditures	(795)	(935)	(1,384)
profit/(loss) from disposal of interests in undeveloped projects	218	$ (1)	154
Winu Copper-Gold
Exploration And Evaluation Expenditures [Line Items]
Cash consideration	195
Pre-tax gain	$ 196
Proportion of interest sold	30.00%
La Granja | First Quantum
Exploration And Evaluation Expenditures [Line Items]
Pre-tax gain			$ 154
Proportion of interest sold			55.00%